Operating Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 MXN ($) Supplier	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of operating segments [Line Items]
Revenues	$ 27,380,376,000	$ 19,014,906,000	$ 11,866,373,000
Percentage the compliance with the TM by the company's Mexican airports	96.10%	93.80%	99.10%
Description about major suppliers	The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.
Number of one suppliers accounted for more than 10% of capital investment | Supplier	0
Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of capital investment for major suppliers	10.00%
Airport facilities [Member]
Disclosure of operating segments [Line Items]
Percentage the compliance with the TM by the company's Mexican airports	52.80%	52.50%	50.00%
Number of customers accounted for more than 10% of consolidated revenues	0
Airport facilities [Member] | Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of consolidated revenues for major customers	10.00%
Jamaica [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 3,653,334,000	$ 2,201,495,000	$ 1,696,338,000
Non-current assets	5,417,519,000	5,973,780,000	5,864,748,000
Country of Domicile [Member]
Disclosure of operating segments [Line Items]
Revenues	23,727,042,000	16,813,441,000	10,170,035,000
Non-current assets	32,473,178,000	$ 30,687,386,000	$ 37,554,817,000
Spain [Member]
Disclosure of operating segments [Line Items]
Revenues	0
Non-current assets	$ 0